Pacer US Cash Cows 100 ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.1%
Advertising - 1.7%
Omnicom Group, Inc.	32,573	$2,031,904
The Interpublic Group of Cos., Inc.	81,927	1,971,983
		4,003,887
Aerospace/Defense - 1.7%
L3Harris Technologies, Inc.	23,962	4,109,723
Agriculture - 1.9%
Altria Group, Inc.	111,600	4,584,528
Apparel - 0.9%
Carter's, Inc.	9,855	867,634
Hanesbrands, Inc.	80,016	1,223,445
		2,091,079
Beverages - 1.0%
Molson Coors Brewing Co. - Class B (a)	49,731	2,494,507
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (b)	34,058	5,222,113
Biogen, Inc. (b)	18,777	5,306,568
Gilead Sciences, Inc.	75,003	4,920,197
United Therapeutics Corp. (b)	7,754	1,270,260
		16,719,138
Building Materials - 0.9%
Eagle Materials, Inc.	7,459	820,714
Owens Corning	17,332	1,344,963
		2,165,677
Chemicals - 3.0%
Dow, Inc.	84,790	4,400,601
Eastman Chemical Co.	20,275	1,994,046
The Chemours Co. (a)	32,735	862,240
		7,256,887
Commercial Services - 3.1%
Graham Holdings Co. - Class B	881	500,505
H&R Block, Inc. (a)	42,833	738,013
ManpowerGroup, Inc.	16,774	1,483,492
Quanta Services, Inc.	27,574	1,943,140
Robert Half International, Inc.	14,300	965,250
WEX, Inc. (b)	9,412	1,775,103
		7,405,503
Computers - 7.7%
CACI International, Inc. - Class A (b)	3,831	924,114
Cognizant Technology Solutions Corp.	56,748	4,423,507
DXC Technology Co.	77,662	2,190,068
International Business Machines Corp.	36,291	4,322,621
Leidos Holdings, Inc.	20,644	2,189,503
Lumentum Holdings, Inc. (a)(b)	8,089	758,748
NCR Corp. (b)	26,391	880,404
NetApp, Inc.	27,576	1,832,149
Science Applications International Corp.	11,722	1,125,664
		18,646,778
Electric - 2.5%
NRG Energy, Inc.	77,227	3,197,970
Vistra Corp.	149,112	2,977,767
		6,175,737
Electrical Components & Equipment - 0.3%
Acuity Brands, Inc. (a)	5,735	689,576
Electronics - 3.1%
Arrow Electronics, Inc. (b)	24,852	2,426,301
AVNET, Inc.	28,272	998,284
nVent Electric PLC	22,950	513,621
SYNNEX Corp.	33,355	2,722,435
Vontier Corp. (b)	24,026	779,163
		7,439,804
Food - 6.9%
Albertsons Cos., Inc. (a)	276,968	4,810,934
Sprouts Farmers Market, Inc. (b)	33,468	758,050
The JM Smucker Co. (a)	17,824	2,074,892
The Kroger Co.	152,635	5,265,908
Tyson Foods, Inc. - Class A	59,772	3,843,937
		16,753,721
Forest Products & Paper - 1.4%
International Paper Co.	69,929	3,518,128
Hand/Machine Tools - 0.8%
Regal Beloit Corp.	5,401	677,718
Snap-On, Inc. (a)	7,153	1,287,468
		1,965,186
Healthcare-Services - 4.0%
HCA Healthcare, Inc.	29,279	4,757,252
Quest Diagnostics, Inc.	17,588	2,271,490
Universal Health Services, Inc. - Class B	22,000	2,742,960
		9,771,702
Home Builders - 3.3%
Lennar Corp. - Class A	62,498	5,196,709
PulteGroup, Inc.	64,110	2,788,785
		7,985,494
Home Furnishings - 1.8%
Leggett & Platt, Inc. (a)	19,046	780,886
Tempur Sealy International, Inc. (b)	31,252	825,053
Whirlpool Corp.	14,695	2,719,897
		4,325,836
Housewares - 0.9%
Newell Brands, Inc.	86,742	2,083,543
Iron/Steel - 0.7%
Reliance Steel & Aluminum Co.	14,129	1,640,094
Leisure Time - 1.7%
Brunswick Corp.	14,246	1,231,709
Harley-Davidson, Inc.	39,635	1,588,967
Polaris Industries, Inc.	11,815	1,378,456
		4,199,132
Machinery-Diversified - 1.2%
AGCO Corp.	13,013	1,443,141
Crane Co.	8,316	629,355
GrafTech International Ltd.	93,164	903,691
		2,976,187
Media - 7.0%
Discovery, Inc. (a)(b)	163,804	6,784,762
Fox Corp. - Class A (a)	104,614	3,261,865
ViacomCBS, Inc. - Class B (a)	126,421	6,131,418
World Wrestling Entertainment, Inc. - Class A (a)	11,945	672,862
		16,850,907
Metal Fabricate/Hardware - 0.3%
The Timken Co.	10,687	808,578
Office/Business Equipment - 0.4%
Xerox Holdings Corp.	45,209	950,745
Pharmaceuticals - 8.7%
AmerisourceBergen Corp.	28,366	2,955,737
Bristol-Myers Squibb Co.	74,093	4,551,533
Cardinal Health, Inc.	68,767	3,694,851
CVS Health Corp.	61,973	4,440,365
Herbalife Ltd. (b)	17,907	912,541
McKesson Corp.	25,549	4,457,534
		21,012,561
Retail - 15.9%
AutoNation, Inc. (a)(b)	39,187	2,793,249
AutoZone, Inc. (b)	3,094	3,460,237
Best Buy Co., Inc.	43,739	4,759,678
Dick's Sporting Goods, Inc. (a)	37,002	2,479,504
Foot Locker, Inc.	29,506	1,292,953
Genuine Parts Co.	21,794	2,046,021
L Brands, Inc.	72,320	2,947,763
Lowe's Cos., Inc.	30,785	5,136,477
MSC Industrial Direct Co., Inc.	6,898	535,078
Nu Skin Enterprises, Inc.	8,103	468,921
Penske Automotive Group, Inc.	39,784	2,380,675
Qurate Retail Group, Inc. QVC Group - Class A	303,369	3,822,449
Target Corp.	26,387	4,780,533
Williams-Sonoma, Inc. (a)	12,510	1,612,789
		38,516,327
Semiconductors - 2.1%
Intel Corp.	89,794	4,984,465
Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	6,511	1,024,376
Software - 0.2%
Teradata Corp. (a)(b)	14,655	394,220
Telecommunications - 4.5%
AT&T, Inc.	158,149	4,527,806
Ciena Corp. (b)	16,178	863,743
Cisco Systems, Inc.	104,028	4,637,568
Juniper Networks, Inc. (a)	34,773	849,157
		10,878,274
Textiles - 1.0%
Mohawk Industries, Inc. (b)	16,479	2,366,384
Transportation - 0.2%
Schneider National, Inc. - Class B	25,777	541,317
TOTAL COMMON STOCKS (Cost $202,650,818)		237,330,001

REAL ESTATE INVESTMENT TRUSTS - 1.6%
New Residential Investment Corp.	418,606	3,930,711
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,421,736)		3,930,711

SHORT-TERM INVESTMENTS - 0.2%	Principal Amount
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 0.005% (c)	$534,834	534,834
TOTAL SHORT-TERM INVESTMENTS (Cost $534,834)		534,834

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.2%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (c)	36,837,873	36,837,873
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $36,837,873)		36,837,873
Total Investments (Cost $243,445,261) - 115.1%		278,633,419
Liabilities in Excess of Other Assets - (15.1)%		(36,621,828)
TOTAL NET ASSETS - 100.0%		$242,011,591

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2021. The total value of securities on loan is $35,341,564 or 14.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 237,330,001	$ -	$ -	$ -	$ 237,330,001
Real Estate Investment Trusts	3,930,711	-	-	-	3,930,711
Short-Term Investments	534,834	-	-	-	534,834
Investments Purchased with Proceeds from Securities Lending	-	-	-	36,837,873	36,837,873
Total Investments in Securities	$ 241,795,546	$ -	$ -	$ 36,837,873	$ 278,633,419
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.